Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
8.	Long-Term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2023, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers	December 31, 2022	December 31, 2023
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$6,200,000	$4,600,000
$4.5 Million Term Loan Facility (b)	Bistro	2,850,000	—
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	11,993,000	10,109,000
$40.75 Million Term Loan Facility (d)	Liono-Snoopy-Cinderella-Luffy	34,980,000	23,055,000
$23.15 Million Term Loan Facility (e)	Bagheera-Garfield	17,800,500	—
$55.00 Million Term Loan Facility (f)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	44,395,000	32,040,000
$22.5 million Term Loan Facility (g)	Tom-Jerry	22,250,000	16,800,000
Total long-term debt		$140,468,500	$86,604,000
Less: Deferred financing costs		(1,696,738)	(808,215)
Total long-term debt, net of deferred finance costs		$138,771,762	$85,795,785

Presented:
Current portion of long-term debt		$29,848,400	$18,089,000
Less: Current portion of deferred finance costs		(677,585)	(409,705)
Current portion of long-term debt, net of deferred finance costs		$29,170,815	$17,679,295

Debt related to assets held for sale		$—	$2,415,000
Less: Current portion of deferred finance costs		—	(8,352)
Debt related to assets held for sale, net of deferred finance costs		$—	$2,406,648

Non-Current portion of long-term debt		110,620,100	66,100,000
Less: Non-Current portion of deferred finance costs		(1,019,153)	(390,158)
Non-Current portion of long-term debt, net of deferred finance costs		$109,600,947	$65,709,842

a.	$11.0 Million Term Loan Facility

On November 22, 2019, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Spetses and Pikachu owning the M/V Magic P and the M/V Magic Moon, respectively, entered into the Company’s first senior secured term loan facility in the amount of $11.0 million with Alpha Bank S.A (“Alpha Bank”). The facility was drawn down in two tranches on December 2, 2019. This facility has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in twenty (20) equal quarterly installments of $400,000 each, plus a balloon installment of $3.0 million payable simultaneously with the last installment at maturity, on December 2, 2024. On February 14, 2024, we entered into a first supplemental agreement with Alpha Bank, pursuant to which, with effect from April 3, 2023, SOFR replaced LIBOR as the reference rate under this facility and the margin was increased by a percentage of 0.045%, which is the equivalent of the positive difference as of April 3, 2023 between USD LIBOR and SOFR for the first rollover period commencing April 3, 2023 selected upon application of SOFR methodology. Such percentage will apply over the tenor of the loan going forward regardless of future rollover periods.

The above facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The respective facility also contains certain customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel, and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum free liquidity requirement referred to above to the aggregate principal amounts due under the facility. This facility’s net proceeds were partly used by the Company to repay a $7.5 million bridge loan on December 6, 2019, whereas the remainder of the proceeds was used for general corporate purposes including financing vessel acquisitions.

As of December 31, 2023, the loan tranche relating to M/V Magic Moon, amounting to $2.4 million has been classified as Debt related to assets held for sale under current liabilities. On January 16, 2024, the Company repaid $2.4 million under this facility from the proceeds of the sale of M/V Magic Moon, representing the part of the loan secured by M/V Magic Moon, and the repayment schedule was adjusted accordingly.

b.	$4.5 Million Term Loan Facility

On January 23, 2020, pursuant to the terms of a credit agreement, the Company’s wholly owned dry bulk vessel ship-owning subsidiary, Bistro, entered into a $4.5 million senior secured term loan facility with Chailease International Financial Services Co., Ltd (“Chailease International”). The facility was drawn down on January 31, 2020, is repayable in twenty (20) equal quarterly installments of $150,000 each, plus a balloon installment of $1.5 million payable simultaneously with the last installment at maturity, and bears interest at a margin over LIBOR per annum. On June 21, 2023, the Company entered into an amendment agreement to its $4.5 million senior secured term loan facility with Chailease International. With effect from July 31, 2023, the interest rate was replaced by a replacement interest rate, comprised of Term SOFR, a credit spread adjustment of 0.11448% and the margin.

The above facility contains a standard security package including a first preferred mortgage on the vessel owned by the borrower (the M/V Magic Sun), pledge of bank account, charter assignment, shares pledge and a general assignment over the vessel’s earnings, insurances and any requisition compensation in relation to the vessel owned by the borrower and is guaranteed by the Company and Pavimar. Pursuant to the terms of this facility, the Company is also subject to certain minimum liquidity restrictions requiring the borrower to maintain a certain credit balance in an account of the lender as “cash collateral” as well as certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum value to loan ratio being the aggregate principal amount of (i) fair market value of the collateral vessel and (ii) the value of any additional security (including the cash collateral referred to above), to the aggregate principal amount of the loan. This facility’s net proceeds were used to fund vessel acquisitions in 2021 and for general corporate purposes.

On November 14, 2023, Chailease International entered into a deed of release, with respect to the M/V Magic Sun, releasing and discharging the underlying borrower and all securities created over the M/V Magic Sun in full after the settlement of the outstanding balance of $2.25 million. As of December 31, 2023, this loan facility has been fully repaid.

c.	$15.29 Million Term Loan Facility

On January 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Pocahontas and Jumaru, entered into a $15.29 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in two tranches on January 27, 2021, is repayable in sixteen (16) equal quarterly installments of $471,000 each, plus a balloon installment in the amount of $7.8 million payable at maturity and bears interest at a margin over LIBOR per annum. On July 3, 2023, the Company entered into an amendment agreement to this facility providing that, with effect from July 3, 2023, the LIBOR-based interest rate was replaced by a replacement interest rate, i.e. Term SOFR, and the margin.

The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers (the M/V Magic Horizon and the M/V Magic Nova), pledge of bank accounts, charter assignments and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers, and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain restricted cash balance with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary, for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the minimum liquidity deposits referred to above, (iii) the value of the dry-dock reserve accounts referred to above and (iv) any additional security provided, over the aggregate principal amount of the loan outstanding.

d.	$40.75 Million Term Loan Facility

On July 23, 2021, pursuant to the terms of a credit agreement, four of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Liono, Snoopy, Cinderella and Luffy, entered into a $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in four tranches on July 27, 2021, is repayable in twenty (20) equal quarterly installments of $1,154,000 each, plus a balloon installment in the amount of $17.7 million payable at maturity simultaneously with the last installment and bears interest at a margin over LIBOR per annum. On July 3, 2023, the Company entered into an amendment agreement to its $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. With effect from July 3, 2023, the interest rate was replaced by a replacement interest rate, i.e. Term SOFR, and the margin.

The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the M/V Magic Thunder, M/V Magic Nebula and the M/V Magic Eclipse), and is guaranteed by the Company. The Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum restricted cash balance with the lender (a specified portion of which shall be released to the borrowers following the repayment of the fourth installment with respect to all four tranches), to maintain and gradually fund certain dry-dock reserve accounts to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the dry-dock reserve accounts referred to above and, (iii) any additional security provided, over the aggregate principal amount outstanding of the loan. This facility’s net proceeds were used to fund vessel acquisitions in 2021 and for general corporate purposes.

On July 20, 2023, Hamburg Commercial Bank AG entered into a deed of partial release, with respect to the M/V Magic Twilight, releasing and discharging the underlying borrower and all securities created over the M/V Magic Twilight in full after the settlement of the outstanding balance of $7.91 million pertaining to M/V Magic Twilight’s tranche. The facility’s repayment schedule was adjusted accordingly.

e.	$23.15 Million Term Loan Facility

On November 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Bagheera and Garfield, entered into a $23.15 million senior secured term loan facility with Chailease International Financial Services (Singapore) Pte. Ltd (“Chailease Singapore”). The loan was drawn down in two tranches on November 24, 2021, the first in a principal amount of $10.15 million and the second in a principal amount of $13.0 million. Both tranches mature five years after the drawdown date and are repayable in sixty (60) monthly installments (1 to 18 in the amount of $411,500 and 19 to 59 in the amount of $183,700) and (b) a balloon installment in the amount of $8.2 million payable at maturity simultaneously with the last installment and bear interest at a margin over LIBOR per annum. On May 23, 2023, the Company entered into an amendment agreement to this facility providing that, with effect from April 24, 2023, the LIBOR-based interest rate was replaced by a replacement interest rate, comprised of Term SOFR 1M, a credit spread adjustment of 0.11448% and the margin.

The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, shares security deed relating to the shares of the vessels’ owning subsidiaries, charter assignments, shares pledge, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the M/V Magic Rainbow and the M/V Magic Phoenix) and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to certain negative covenants customary for facilities of this type and a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum cash balance with the lender. This facility’s net proceeds were used to fund vessel acquisitions in 2021 and for general corporate purposes.

On April 18, 2023, Chailease Singapore entered into a deed of partial release, with respect to the M/V Magic Rainbow, releasing and discharging the underlying borrower and all securities created over the M/V Magic Rainbow in full after the settlement of the outstanding balance of $6.95 million pertaining to M/V Magic Rainbow’s tranche. The facility’s repayment schedule was adjusted accordingly.

On November 27, 2023, Chailease Singapore entered into a deed of release, with respect to the M/V Magic Phoenix, releasing and discharging the underlying borrower and all securities created over the M/V Magic Phoenix in full after the settlement of the outstanding facility balance of $8.6 million. As of December 31, 2023, this loan facility has been fully repaid.

f.	$55.0 Million Term Loan Facility

On January 12, 2022, the Company entered into a $55.0 million senior secured term loan facility with Deutsche Bank AG (the “$55.0 Million Term Loan Facility”), through and secured by five of the Company’s dry bulk vessel owning subsidiaries, those owning the M/V Magic Starlight, M/V Magic Mars, M/V Magic Pluto, M/V Magic Perseus and the M/V Magic Vela, and guaranteed by the Company. The loan was drawn down in full in five tranches on January 13, 2022. This facility has a tenor of five years from the drawdown date, bears interest at a 3.15% margin over adjusted SOFR per annum and is repayable in (a) twenty (20) quarterly installments (installments 1 to 6 in the amount of $3,535,000, installments 7 to 12 in the amount of $1,750,000 and installments 13 to 20 in the amount of $1,340,000) and (b) a balloon installment in the amount of $12.57 million, such balloon installment payable at maturity together with the last repayment installment. This facility contains a standard security package including a first preferred cross-collateralized mortgage on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, shares pledge, a general assignment over the vessel’s earnings, insurances, and any requisition compensation in relation to the vessel owned by the borrower, and managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the borrowers are subject to (i) a specified minimum security cover requirement, which is the maximum ratio of the aggregate principal amounts due under the facility to the aggregate market value of the mortgaged vessels plus the value of the dry-dock reserve accounts referred to below and any additional security, and (ii) to certain minimum liquidity restrictions requiring the Company to maintain certain blocked and free liquidity cash balances with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain customary, for this type of facilities, negative covenants. Moreover, the facility contains certain financial covenants requiring the Company as guarantor to maintain (i) a ratio of net debt to assets adjusted for the market value of the Company’s fleet of vessels,to net interest expense ratio above a certain level, (ii) an amount of unencumbered cash above a certain level and, (iii) the Company’s trailing 12 months EBITDA to net interest expense ratio not to fall below a certain level. This facility’s net proceeds are for acquisitions and for general corporate purposes.

g.	$22.5 Million Term Loan Facility

On November 22, 2022, the Company entered into a $22.5 million senior secured term loan facility with Chailease Singapore (the “$22.5 Million Term Loan Facility”), through and secured by two of the Company’s wholly owned containership owning subsidiaries, those owning the M/V Ariana A and the M/V Gabriela A. The facility was drawn down in two tranches of $11.25 million each on November 28, 2022, and December 7, 2022, respectively. This facility has a term of five years from the drawdown date of each tranche, bears interest at a 3.875% margin over SOFR per annum and each tranche is repayable in sixty (60) consecutive monthly installments (installments 1 to 9 in the amount of $250,000, installments 10 to 12 in the amount of $175,000, installments 13 to 59 in the amount of $150,000 and a balloon installment in the amount of $1,425,000 payable at maturity). The above facility is secured by first preferred mortgage and first priority general and charter assignment covering earnings, insurances, requisition compensation and any charter and charter guarantee over the vessels owned by the borrowers, shares security deed relating to the shares of the vessels’ owning subsidiaries, managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the Company is also subject to certain negative covenants customary for this type of facility and a certain minimum liquidity restriction requiring the borrowers to maintain a certain cash collateral deposit in an account held by the lender. This facility’s net proceeds were used to fund the acquisitions of the M/V Ariana A and the M/V Gabriela A (Note 7(a)) and for general corporate purposes.

As of December 31, 2022 and 2023, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of December 31, 2022 and 2023, current and non-current, represent minimum liquidity deposits, retention deposits and cash balances in dry-dock reserve accounts required under certain of our loan facilities.

The annual principal payments for the Company’s outstanding debt arrangements (including the debt related to assets held for sale) as of December 31, 2023, required to be made after the balance sheet date, are as follows:

Twelve-month period ending December 31,	Amount
2024	$20,504,000
2025	21,015,000
2026	25,175,000
2027	19,910,000
Total long-term debt	$86,604,000

The weighted average interest rate on the Company’s long-term debt for the years ended December 31, 2021, 2022 and 2023 was 3.7%, 5.1% and 8.5% respectively.

Total interest incurred on long-term debt for the years ended December 31, 2021, 2022 and 2023, amounted to $1.8 million, $6.8 million and $9.8 million respectively, and is included in Interest and finance costs (Note 17) in the accompanying consolidated statements of comprehensive income.